Financial Income and Expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Financial Income and Expenses
23.	FINANCIAL INCOME AND EXPENSES
Details of financial income and expenses are as follows:

(In thousand Euros)	Note	December 31, 2022	December 31, 2021	December 31, 2020
Financial income
Interest on shareholder and other loans		—	61	6
Fair value gain on financial investments		280	11	—
Other finance income		2,027	83	—

Total financial income		2,307	155	6

Financial expenses
Fair value adjustment of convertible bonds	13	—	25,491	—
Interest and fees on bank loans	13	3,711	3,222	534
Interest on lease liabilities	9	1,267	631	107
Interest on shareholder and other borrowings	13	—	3	8
Interest on convertible bonds	13	—	2,385	266
Accretion of discount on put option liabilities	6	—	313	96
Fair value loss on financial investments		1,343	—	—
Impairment of financial investments	12	1,411
Other finance costs		266	23	—

Total financial expenses		7,998	32,068	1,011

On July 27, 2022, Wallbox Chargers, S.L.U. acquired the remaining 49% of share capital of Electromaps, S.L.U., resulting in ownership of 100% of its share capital as of that date, for purchase consideration of Euros 1,799 thousand. The transaction resulted in recognition of a gain on the settlement of the associated financial liability totaling Euros 2,002 thousand, which was recorded as financial income in the statement of profit or loss. The payment of the consideration was made through a cash payment of Euros 150 thousand on July 29, 2022 and Euros 150 thousand on August 30, 2022. The remaining amount was paid through the issuance of 163,861 Class A shares of Wallbox NV whose nominal value is Euros 0.12 per share.